Income Taxes (Details) - Schedule of income taxes - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Schedule Of Income Taxes Abstract
Current income tax	$ 118,905	$ (265,918)	$ 173,271
Deferred income tax	208,037	208,832	(299,996)
Total income tax provision	$ 326,942	$ (57,086)	$ (126,725)